U.S. Securities and Exchange Commission

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type:

 1.      Name and address of issuer:  Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company

                                                              1150 South Olive Street

                                                              Los Angeles, California 90015

 2.      Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes):

                            Transamerica Occidental Life Separate Account VUL-3          ☒

 3.      Investment Company Act File Number:

                                                             811-09715

          Securities Act File Number:      333-91851

 4(a).  Last day of fiscal year for which this Form is filed:

                                                             December 31, 2003

 4(b).  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year)

                                                             N/A                                            ☐

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c).  Check box if this is the last time the issuer will be filing this Form.                 ☐

                                                             N/A

 5.      Calculation of registration fee:

   (i)       Aggregate sale price of securities sold during the fiscal

              year pursuant to section 24(f):                                                  $                 522,136

   (ii)      Aggregate price of securities redeemed or                                $                434,069

              repurchased during the fiscal year:

   (iii)     Aggregate price of securities redeemed or repurchased

              during any prior fiscal year ending no earlier than

              October 11, 1995 that were not previously used

              to reduce registration fees payable to the Commission:            $                   0

   (iv)      Total available redemption credits [add items

               5(ii) and 5(iii)]:                                                                         $                434,069

   (v)       Net sales - if item 5(i) is greater than item

               5(iv) [subtract 5(iv) from item 5(i)]:                                         $                 88,067

   (vi)       Redemption credits available for use in future

                years - if item 5(i) is less than item 5(iv)

                [subtract item 5(iv) from item 5(i)]:                                        $                  (0)

   (vii)      Multiplier for determining registration fee                             x               .00012670

                (see Instruction C.9):

   (viii)     Registration fee due [multiply item 5(v) by

                item 5(vii) (enter “0” if no fee is due)]:                                  $                 11.16

 6.        Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

 7.      Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see

          Instruction D):

                                                                                                                +$                0

 8.      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                =$             11.16

 9.      Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

               March 26, 2004

Method of Delivery:

          ☒          Wire Transfer

          ☐          Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*	/s/ Priscilla I. Hechler

Name: Priscilla I. Hechler Title: Assistant Vice President and Assistant Secretary
Date:	March 29, 2004

* Please print the name and title of the signing officer below the signature.